Commitments and Contingencies (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Description of operating lease commitment		The Company leases office space under non-cancelable operating lease agreements, which end at various dates in 2024 and 2025.
Weighted average remaining lease term		1 year 9 months 3 days
Weighted average discount rate		4.47%
Operating lease costs		$ 446,149	$ 373,022	$ 385,126
Short term lease costs		54,867	52,246	27,490
Operating lease liabilities		419,855	402,730	$ 396,569
Settlement fine amount			$ 450,000
Settlement fine year			3 years
Installment plan fee			$ 38,250
Market access customers period			2 years
Payment in the amount	[1]	125,550	$ 125,550
Payable amount		83,700	$ 209,250
FINRA [Member]
Commitments and Contingencies (Details) [Line Items]
Payment in the amount		125,550
Payable amount		$ 209,250

[1]	See Note 17.